Cumulative Credit Impairments on Fixed-maturity Securities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Than Temporary Impairment Losses Recognized [Line Items]
Net impairment losses recognized in realized investment gains, net	$ 6,445	$ 15,048	$ 28,768